Janus Henderson Global Select Fund Expense Example - Class A C S I N R T Shares [Member] - Janus Henderson Global Select Fund	Sep. 30, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 672
Expense Example, with Redemption, 3 Years	878
Expense Example, with Redemption, 5 Years	1,101
Expense Example, with Redemption, 10 Years	1,740
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	294
Expense Example, with Redemption, 3 Years	637
Expense Example, with Redemption, 5 Years	1,107
Expense Example, with Redemption, 10 Years	2,129
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	134
Expense Example, with Redemption, 3 Years	655
Expense Example, with Redemption, 5 Years	1,203
Expense Example, with Redemption, 10 Years	2,700
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	255
Expense Example, with Redemption, 5 Years	444
Expense Example, with Redemption, 10 Years	990
Class N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	384
Expense Example, with Redemption, 10 Years	859
Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	160
Expense Example, with Redemption, 3 Years	575
Expense Example, with Redemption, 5 Years	1,017
Expense Example, with Redemption, 10 Years	2,244
Class T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	95
Expense Example, with Redemption, 3 Years	296
Expense Example, with Redemption, 5 Years	515
Expense Example, with Redemption, 10 Years	$ 1,143